UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended July 31, 2025:
  John Hancock Fundamental All Cap Core Fund
  John Hancock Multi-Asset Absolute Return Fund

John Hancock Fundamental All Cap Core Fund
Class A/JFCAX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$115	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 5.60% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	0.32%	13.16%	11.73%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	5.60%	14.33%	12.31%
Russell 3000 Index	15.68%	15.19%	13.02%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715662

376A-A

7/25

9/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class C/JFCCX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$186	1.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 4.87% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	3.87%	13.53%	11.52%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	4.87%	13.53%	11.52%
Russell 3000 Index	15.68%	15.19%	13.02%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715662

376A-C

7/25

9/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class I/JFCIX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$84	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 5.94% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	5.94%	14.67%	12.65%
Russell 3000 Index	15.68%	15.19%	13.02%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715662

376A-I

7/25

9/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R2/JFACX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$125	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 5.49% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	5.49%	14.22%	12.26%
Russell 3000 Index	15.68%	15.19%	13.02%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715662

376A-R2

7/25

9/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R4/JFARX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$94	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 5.81% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	5.81%	14.59%	12.56%
Russell 3000 Index	15.68%	15.19%	13.02%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715662

376A-R4

7/25

9/25

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R6/JFAIX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$74	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 6.05% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	6.05%	14.80%	12.76%
Russell 3000 Index	15.68%	15.19%	13.02%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715662

376A-R6

7/25

9/25

John Hancock Fundamental All Cap Core Fund

John Hancock Multi-Asset Absolute Return Fund
Class A/JHAAX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$163	1.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 2.57% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(2.56)%	2.33%	1.22%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	2.57%	3.39%	1.74%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715679

395A-A

7/25

9/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class C/JHACX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$234	2.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 2.47% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	1.47%	2.66%	1.03%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	2.47%	2.66%	1.03%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715679

395A-C

7/25

9/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class I/JHAIX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$133	1.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 2.82% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	2.82%	3.69%	2.05%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715679

395A-I

7/25

9/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class NAV
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$122	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 2.93% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	2.93%	3.80%	2.17%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715679

395A-NAV

7/25

9/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R2/JHARX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$166	1.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 2.55% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	2.55%	3.38%	1.69%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715679

395A-R2

7/25

9/25

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R6/JHASX
Annual SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$123	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 3.02% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	3.02%	3.78%	2.16%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4715679

395A-R6

7/25

9/25

John Hancock Multi-Asset Absolute Return Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, July 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N- CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $153,700 and $153,409 for the fiscal years ended July 31, 2025 and July 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,533 and $1,526 for fiscal years ended July 31, 2025 and July 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended July 31, 2025 and July 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $8,881 and $8,881 for the fiscal years ended July 31, 2025 and July 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $739 for the fiscal years ended July 31, 2025 and July 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended July 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $603,622 for the fiscal year ended July 31, 2025 and $1,091,664 for the fiscal year ended July 31, 2024.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 7.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended July 31, 2025 for the following funds:

•John Hancock Fundamental All Cap Core Fund

•John Hancock Multi-Asset Absolute Return Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental All Cap Core Fund
U.S. equity
July 31, 2025

John Hancock
Fundamental All Cap Core Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
14	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Fund’s investments
AS OF 7-31-25
	Shares	Value
Common stocks 98.5%		$588,693,153
(Cost $425,226,824)
Communication services 10.0%		59,596,950
Entertainment 3.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	150,218	15,074,376
Warner Brothers Discovery, Inc. (A)	534,413	7,038,219
Interactive media and services 6.3%
Alphabet, Inc., Class A	169,165	32,462,764
CarGurus, Inc. (A)	153,004	5,021,591
Consumer discretionary 21.6%		129,032,941
Automobile components 1.6%
Fox Factory Holding Corp. (A)	87,105	2,645,379
Mobileye Global, Inc., Class A (A)	473,730	6,745,915
Broadline retail 8.6%
Amazon.com, Inc. (A)	220,687	51,665,034
Hotels, restaurants and leisure 2.4%
Las Vegas Sands Corp.	135,548	7,102,715
Vail Resorts, Inc.	47,517	7,139,904
Household durables 3.3%
Lennar Corp., Class A	175,751	19,715,747
Specialty retail 4.8%
Avolta AG (A)	123,744	6,432,652
CarMax, Inc. (A)	129,605	7,336,939
Group 1 Automotive, Inc.	36,771	15,155,168
Textiles, apparel and luxury goods 0.9%
Canada Goose Holdings, Inc. (A)	378,140	4,140,633
Salvatore Ferragamo SpA (A)	168,489	952,855
Consumer staples 3.3%		19,639,441
Beverages 1.8%
Anheuser-Busch InBev SA/NV, ADR	120,558	6,952,580
Diageo PLC, ADR	36,545	3,579,583
Food products 1.5%
Post Holdings, Inc. (A)	86,072	9,107,278
Energy 5.0%		29,738,631
Oil, gas and consumable fuels 5.0%
Cheniere Energy, Inc.	95,156	22,445,397
Suncor Energy, Inc.	184,826	7,293,234
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	2

	Shares	Value
Financials 12.0%		$71,716,424
Banks 2.7%
First Hawaiian, Inc.	672,325	16,303,881
Capital markets 9.3%
KKR & Company, Inc.	157,880	23,142,050
Morgan Stanley	73,113	10,415,678
S&P Global, Inc.	20,080	11,066,088
The Goldman Sachs Group, Inc.	14,910	10,788,727
Health care 12.1%		72,329,087
Health care equipment and supplies 4.4%
Hologic, Inc. (A)	303,536	20,282,276
Zimmer Biomet Holdings, Inc.	65,438	5,997,393
Health care providers and services 3.7%
Elevance Health, Inc.	38,675	10,948,119
McKesson Corp.	8,612	5,972,766
UnitedHealth Group, Inc.	20,256	5,055,087
Life sciences tools and services 3.6%
Avantor, Inc. (A)	648,411	8,714,644
Thermo Fisher Scientific, Inc.	27,961	13,076,800
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	166,813	2,282,002
Industrials 3.9%		23,263,568
Electrical equipment 1.4%
Regal Rexnord Corp.	52,711	8,058,458
Trading companies and distributors 2.5%
United Rentals, Inc.	17,221	15,205,110
Information technology 28.0%		167,548,154
Semiconductors and semiconductor equipment 9.4%
Analog Devices, Inc.	48,722	10,944,423
NVIDIA Corp.	212,734	37,838,997
Texas Instruments, Inc.	41,636	7,538,614
Software 13.6%
Adobe, Inc. (A)	27,954	9,998,866
Autodesk, Inc. (A)	14,168	4,294,462
Microsoft Corp.	14,252	7,603,442
Oracle Corp.	60,824	15,435,306
Roper Technologies, Inc.	12,634	6,953,754
Salesforce, Inc.	61,433	15,869,987
Workday, Inc., Class A (A)	91,255	20,932,072
Technology hardware, storage and peripherals 5.0%
Apple, Inc.	110,042	22,841,418
3	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Samsung Electronics Company, Ltd.	143,176	$7,296,813
Real estate 2.6%		15,827,957
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	259,583	1,383,577
Specialized REITs 2.4%
Crown Castle, Inc.	74,824	7,863,254
Millrose Properties, Inc., Class A	219,444	6,581,126

	Yield (%)	Shares	Value
Short-term investments 1.2%			$6,886,639
(Cost $6,886,626)
Short-term funds 1.2%			6,886,639
John Hancock Collateral Trust (B)	4.2650(C)	688,533	6,886,639

Total investments (Cost $432,113,450) 99.7%	$595,579,792
Other assets and liabilities, net 0.3%	1,863,091
Total net assets 100.0%	$597,442,883

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-25.
At 7-31-25, the aggregate cost of investments for federal income tax purposes was $434,505,030. Net unrealized appreciation aggregated to $161,074,762, of which $186,967,240 related to gross unrealized appreciation and $25,892,478 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 7-31-25

Assets
Unaffiliated investments, at value (Cost $425,226,824)	$588,693,153
Affiliated investments, at value (Cost $6,886,626)	6,886,639
Total investments, at value (Cost $432,113,450)	595,579,792
Foreign currency, at value (Cost $57)	56
Dividends and interest receivable	174,637
Receivable for fund shares sold	722,707
Receivable for investments sold	1,514,729
Other assets	69,916
Total assets	598,061,837
Liabilities
Payable for fund shares repurchased	422,342
Payable to affiliates
Investment management fees	2,843
Accounting and legal services fees	16,830
Transfer agent fees	46,541
Distribution and service fees	41
Trustees’ fees	947
Other liabilities and accrued expenses	129,410
Total liabilities	618,954
Net assets	$597,442,883
Net assets consist of
Paid-in capital	$421,691,792
Total distributable earnings (loss)	175,751,091
Net assets	$597,442,883

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($175,029,060 ÷ 4,689,424 shares)[1]	$37.32
Class C ($29,785,439 ÷ 865,063 shares)[1]	$34.43
Class I ($284,887,749 ÷ 7,403,591 shares)	$38.48
Class R2 ($182,036 ÷ 4,861 shares)	$37.45
Class R4 ($29,060 ÷ 760 shares)	$38.24
Class R6 ($107,529,539 ÷ 2,775,040 shares)	$38.75
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$39.28

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 7-31-25

Investment income
Dividends	$5,702,779
Dividends from affiliated investments	454,159
Interest	63
Non-cash dividends	994,681
Less foreign taxes withheld	(93,731)
Total investment income	7,057,951
Expenses
Investment management fees	3,873,582
Distribution and service fees	777,071
Accounting and legal services fees	106,747
Transfer agent fees	535,821
Trustees’ fees	15,625
Custodian fees	82,052
State registration fees	123,515
Printing and postage	45,210
Professional fees	122,063
Other	31,176
Total expenses	5,712,862
Less expense reductions	(293,083)
Net expenses	5,419,779
Net investment income	1,638,172
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	17,063,184
Affiliated investments	6,434
17,069,618
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,377,189
Affiliated investments	(2,964)
11,374,225
Net realized and unrealized gain	28,443,843
Increase in net assets from operations	$30,082,015
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 7-31-25	Year ended 7-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,638,172	$1,414,289
Net realized gain	17,069,618	10,924,341
Change in net unrealized appreciation (depreciation)	11,374,225	88,228,531
Increase in net assets resulting from operations	30,082,015	100,567,161
Distributions to shareholders
From earnings
Class A	(103,564)	(156,556)
Class I	(821,311)	(599,500)
Class R2	—	(68)
Class R4	(67)	(314)
Class R6	(435,847)	(345,150)
Total distributions	(1,360,789)	(1,101,588)
From fund share transactions	27,951,535	122,430,237
Total increase	56,672,761	221,895,810
Net assets
Beginning of year	540,770,122	318,874,312
End of year	$597,442,883	$540,770,122
7	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$35.36	$28.42	$26.23	$29.93	$21.48
Net investment income (loss)[1]	0.04	0.05	—[2]	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	1.94	6.93	3.36	(2.58)	9.29
Total from investment operations	1.98	6.98	3.36	(2.64)	9.19
Less distributions
From net investment income	(0.02)	(0.04)	—	—	—
From net realized gain	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(0.02)	(0.04)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$37.32	$35.36	$28.42	$26.23	$29.93
Total return (%)[3,4]	5.60	24.58	14.00	(9.29)	43.58
Ratios and supplemental data
Net assets, end of period (in millions)	$175	$165	$112	$91	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.20	1.24	1.23	1.31
Expenses including reductions	1.12	1.13	1.13	1.12	1.24
Net investment income (loss)	0.10	0.16	—[5]	(0.21)	(0.39)
Portfolio turnover (%)	26	12	36	25	18

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	8

CLASS C SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$32.83	$26.54	$24.75	$28.48	$20.62
Net investment loss[1]	(0.20)	(0.14)	(0.17)	(0.24)	(0.27)
Net realized and unrealized gain (loss) on investments	1.80	6.43	3.13	(2.43)	8.87
Total from investment operations	1.60	6.29	2.96	(2.67)	8.60
Less distributions
From net realized gain	—	—	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$34.43	$32.83	$26.54	$24.75	$28.48
Total return (%)[2,3]	4.87	23.70	13.19	(9.88)	42.51
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$21	$12	$10	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87	1.90	1.94	1.93	2.01
Expenses including reductions	1.82	1.83	1.83	1.82	1.94
Net investment loss	(0.61)	(0.54)	(0.71)	(0.91)	(1.09)
Portfolio turnover (%)	26	12	36	25	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$36.43	$29.26	$26.89	$30.56	$21.86
Net investment income (loss)[1]	0.15	0.13	0.08	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	2.01	7.15	3.46	(2.64)	9.47
Total from investment operations	2.16	7.28	3.54	(2.61)	9.44
Less distributions
From net investment income	(0.11)	(0.11)	—	—	—
From net realized gain	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(0.11)	(0.11)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$38.48	$36.43	$29.26	$26.89	$30.56
Total return (%)[2]	5.94	24.95	14.33	(9.00)	43.97
Ratios and supplemental data
Net assets, end of period (in millions)	$285	$252	$123	$120	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.90	0.94	0.93	1.01
Expenses including reductions	0.82	0.83	0.83	0.83	0.94
Net investment income (loss)	0.40	0.45	0.31	0.10	(0.10)
Portfolio turnover (%)	26	12	36	25	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	10

CLASS R2 SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$35.49	$28.52	$26.34	$30.07	$21.61
Net investment income (loss)[1]	—[2]	0.02	(0.02)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	1.96	6.96	3.37	(2.58)	9.33
Total from investment operations	1.96	6.98	3.35	(2.67)	9.20
Less distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain	—	—	(1.17)	(1.06)	(0.74)
Total distributions	—	(0.01)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$37.45	$35.49	$28.52	$26.34	$30.07
Total return (%)[3]	5.49	24.49	13.89	(9.35)	43.35
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.29	1.33	1.32	1.40
Expenses including reductions	1.22	1.21	1.21	1.21	1.34
Net investment income (loss)	0.01	0.07	(0.09)	(0.30)	(0.49)
Portfolio turnover (%)	26	12	36	25	18

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
11	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$36.23	$29.11	$26.77	$30.45	$21.79
Net investment income (loss)[1]	0.10	0.13	0.06	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	2.01	7.09	3.45	(2.63)	9.43
Total from investment operations	2.11	7.22	3.51	(2.62)	9.40
Less distributions
From net investment income	(0.10)	(0.10)	—	—	—
From net realized gain	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(0.10)	(0.10)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$38.24	$36.23	$29.11	$26.77	$30.45
Total return (%)[2]	5.81	24.85	14.28	(9.06)	43.92
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.06	1.11	1.08	1.15
Expenses including reductions	0.91	0.89	0.89	0.87	0.99
Net investment income (loss)	0.25	0.40	0.23	0.04	(0.13)
Portfolio turnover (%)	26	12	36	25	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	12

CLASS R6 SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$36.68	$29.45	$27.03	$30.68	$21.92
Net investment income[1]	0.19	0.17	0.10	0.06	—[2]
Net realized and unrealized gain (loss) on investments	2.03	7.20	3.49	(2.65)	9.50
Total from investment operations	2.22	7.37	3.59	(2.59)	9.50
Less distributions
From net investment income	(0.15)	(0.14)	—	—	—
From net realized gain	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(0.15)	(0.14)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$38.75	$36.68	$29.45	$27.03	$30.68
Total return (%)[3]	6.05	25.10	14.44	(8.90)	44.12
Ratios and supplemental data
Net assets, end of period (in millions)	$108	$103	$72	$61	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.79	0.83	0.82	0.90
Expenses including reductions	0.72	0.72	0.72	0.72	0.84
Net investment income	0.51	0.57	0.40	0.20	0.01
Portfolio turnover (%)	26	12	36	25	18

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
| JOHN HANCOCK Fundamental All Cap Core Fund	14

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$59,596,950	$59,596,950	—	—
Consumer discretionary	129,032,941	121,647,434	$7,385,507	—
Consumer staples	19,639,441	19,639,441	—	—
Energy	29,738,631	29,738,631	—	—
Financials	71,716,424	71,716,424	—	—
Health care	72,329,087	72,329,087	—	—
Industrials	23,263,568	23,263,568	—	—
Information technology	167,548,154	160,251,341	7,296,813	—
Real estate	15,827,957	15,827,957	—	—
Short-term investments	6,886,639	6,886,639	—	—
Total investments in securities	$595,579,792	$580,897,472	$14,682,320	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
15	JOHN HANCOCK Fundamental All Cap Core Fund |

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended July 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended July 31, 2025 were $2,580.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Fundamental All Cap Core Fund	16

As of July 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended July 31, 2025 and 2024 was as follows:
	July 31, 2025	July 31, 2024
Ordinary income	$1,360,789	$1,101,588
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of July 31, 2025, the components of distributable earnings on a tax basis consisted of $1,071,155 of undistributed ordinary income and $13,605,617 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate net assets; and b) 0.650% of the aggregate net assets in excess of $2.5 billion. Aggregate net assets are the net assets of the fund, Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust and Fundamental All Cap Core ETF, a series of John Hancock Exchange-Traded Fund Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
17	JOHN HANCOCK Fundamental All Cap Core Fund |

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended July 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended July 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$87,749
Class C	13,015
Class I	136,466
Class R2	94
Class	Expense reduction
Class R4	$32
Class R6	55,665
Total	$293,021

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended July 31, 2025, were equivalent to a net annual effective rate of 0.62% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended July 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $62 for Class R4 shares for the year ended July 31, 2025.
| JOHN HANCOCK Fundamental All Cap Core Fund	18

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $403,040 for the year ended July 31, 2025. Of this amount, $69,824 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $333,216 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended July 31, 2025, CDSCs received by the Distributor amounted to $2,077 and $3,558 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended July 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$521,937	$197,270
Class C	254,010	28,791
Class I	—	304,552
Class R2	942	9
Class R4	182	3
Class R6	—	5,196
Total	$777,071	$535,821
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
19	JOHN HANCOCK Fundamental All Cap Core Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended July 31, 2025 and 2024 were as follows:
	Year Ended 7-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,473,073	$52,923,486	1,691,821	$51,770,724
Distributions reinvested	2,766	103,270	5,175	156,037
Repurchased	(1,449,755)	(50,852,678)	(958,971)	(29,335,635)
Net increase	26,084	$2,174,078	738,025	$22,591,126
Class C shares
Sold	355,265	$11,823,317	297,908	$8,409,014
Repurchased	(118,836)	(3,919,844)	(114,548)	(3,316,464)
Net increase	236,429	$7,903,473	183,360	$5,092,550
Class I shares
Sold	3,304,909	$121,159,539	5,206,102	$160,417,166
Distributions reinvested	21,374	821,196	19,328	599,346
Repurchased	(2,843,916)	(102,758,675)	(2,517,835)	(77,793,656)
Net increase	482,367	$19,222,060	2,707,595	$83,222,856
Class R2 shares
Sold	338	$12,102	645	$20,898
Distributions reinvested	—	—	2	53
Repurchased	(885)	(28,324)	(319)	(10,136)
Net increase (decrease)	(547)	$(16,222)	328	$10,815
Class R4 shares
Sold	141	$5,161	108	$3,305
Distributions reinvested	2	67	2	64
Repurchased	(2,642)	(105,160)	(55)	(1,739)
Net increase (decrease)	(2,499)	$(99,932)	55	$1,630
Class R6 shares
Sold	1,117,495	$41,352,952	1,073,114	$33,951,792
Distributions reinvested	11,220	433,759	11,062	345,123
Repurchased	(1,156,238)	(43,018,633)	(725,757)	(22,785,655)
Net increase (decrease)	(27,523)	$(1,231,922)	358,419	$11,511,260
Total net increase	714,311	$27,951,535	3,987,782	$122,430,237
Affiliates of the fund owned 20% of shares of Class R6 on July 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Fundamental All Cap Core Fund	20

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $175,993,302 and $145,732,751, respectively, for the year ended July 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	688,533	$9,662,611	$126,045,221	$(128,824,663)	$6,434	$(2,964)	$454,159	—	$6,886,639
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Fundamental All Cap Core Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental All Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental All Cap Core Fund (the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 5, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Fundamental All Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27 – May 29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-, five-and ten-year periods and underperformed for the one-year period ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-, five- and ten-year periods and its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses.  The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	26

and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed ﬁnancial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)	received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
27	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reﬂected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to beneﬁt from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services.
With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	28

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance.
As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reﬂected as breakpoints in the advisory fees for the fund in order to permit shareholders to beneﬁt from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
29	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4715662	376A 7/25
9/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset Absolute Return Fund
Alternative
July 31, 2025

John Hancock
Multi-Asset Absolute Return Fund

2	Fund’s investments
12	Financial statements
16	Financial highlights
22	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Fund’s investments
AS OF 7-31-25
	Shares	Value
Common stocks 89.1%		$210,193,751
(Cost $153,298,095)
Brazil 0.3%		590,006
Ambev SA	113,800	253,225
Cia de Saneamento Basico do Estado de Sao Paulo	3,600	69,633
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,586	49,858
CPFL Energia SA	10,100	68,379
M Dias Branco SA	34,300	148,911
China 1.9%		4,474,219
Alibaba Group Holding, Ltd., ADR	4,636	559,241
Baidu, Inc., ADR (A)	1,489	130,838
BYD Company, Ltd., H Shares	23,000	335,820
China Construction Bank Corp., H Shares	264,000	270,020
China Longyuan Power Group Corp., Ltd., H Shares	265,000	238,961
China Railway Group, Ltd., H Shares	36,000	18,113
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	18,430	80,168
Contemporary Amperex Technology Company, Ltd., Class A	12,200	446,664
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	16,800	121,121
Gree Electric Appliances, Inc. of Zhuhai, Class A	15,300	96,937
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	27,900	106,208
Midea Group Company, Ltd., Class A	9,700	94,442
NetEase, Inc., ADR	1,947	253,694
Ping An Insurance Group Company of China, Ltd., H Shares	59,000	405,056
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	47,200	41,508
Shanghai Tunnel Engineering Company, Ltd., Class A	122,100	112,142
Sinopharm Group Company, Ltd., H Shares	99,600	239,401
Tencent Holdings, Ltd.	9,000	630,110
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Vipshop Holdings, Ltd., ADR	4,263	64,329
Wuliangye Yibin Company, Ltd., Class A	4,000	67,280
Yum China Holdings, Inc.	3,474	162,166
Denmark 1.8%		4,152,975
Novo Nordisk A/S, Class B	89,296	4,152,975
France 2.6%		6,100,448
Capgemini SE	2,703	402,413
LVMH Moet Hennessy Louis Vuitton SE	1,017	545,938
Sanofi SA	24,934	2,238,343
Vinci SA	20,976	2,913,754
Germany 1.0%		2,300,513
Deutsche Telekom AG	64,142	2,300,513
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	2

	Shares	Value
Hong Kong 0.1%		$143,012
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Resources Land, Ltd.	39,000	143,012
Hungary 0.0%		78,779
Richter Gedeon NYRT	2,627	78,779
India 0.1%		114,410
Indus Towers, Ltd. (A)	27,865	114,410
Indonesia 0.1%		313,174
Telkom Indonesia Persero Tbk PT	1,783,500	313,174
Ireland 1.6%		3,734,808
Accenture PLC, Class A	7,045	1,881,720
Allegion PLC	4,220	700,182
Medtronic PLC	12,776	1,152,906
Japan 0.8%		1,899,096
FUJIFILM Holdings Corp.	11,600	240,610
KDDI Corp.	30,600	502,195
NTT, Inc.	1,145,000	1,156,291
Mexico 0.4%		1,046,929
Arca Continental SAB de CV	16,800	175,151
Coca-Cola Femsa SAB de CV	22,945	190,712
Fomento Economico Mexicano SAB de CV	5,900	53,339
Grupo Financiero Banorte SAB de CV, Series O	26,400	235,116
Kimberly-Clark de Mexico SAB de CV, Class A	209,700	392,611
Netherlands 0.4%		848,288
Heineken NV	5,231	410,590
Prosus NV (A)	7,662	437,698
Philippines 0.0%		16,712
PLDT, Inc.	740	16,712
South Africa 0.2%		536,098
Naspers, Ltd., N Shares	1,305	402,830
Standard Bank Group, Ltd.	10,357	133,268
South Korea 1.1%		2,604,567
Cheil Worldwide, Inc.	4,833	69,044
DB Insurance Company, Ltd.	723	66,454
Hyundai Glovis Company, Ltd.	3,024	319,435
Hyundai Mobis Company, Ltd.	1,222	257,866
NongShim Company, Ltd.	869	241,140
Samsung Electronics Company, Ltd.	10,002	509,741
Samsung Fire & Marine Insurance Company, Ltd.	1,262	398,400
Samsung SDS Company, Ltd.	2,261	259,038
3	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
SK Telecom Company, Ltd.	10,911	$440,711
SK Telecom Company, Ltd., ADR	1,926	42,738
Spain 1.1%		2,696,316
Iberdrola SA	153,406	2,696,316
Switzerland 1.6%		3,735,906
Chubb, Ltd.	2,231	593,535
Novartis AG	27,592	3,142,371
Taiwan 2.2%		5,119,994
Hon Hai Precision Industry Company, Ltd.	28,000	164,653
Minth Group, Ltd.	20,000	66,021
Sinbon Electronics Company, Ltd.	6,000	48,498
Taiwan Semiconductor Manufacturing Company, Ltd.	41,000	1,578,469
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	13,502	3,262,353
Thailand 0.1%		314,271
Bangkok Bank PCL	18,800	84,977
Thai Beverage PCL	301,800	107,768
Thai Union Group PCL	358,800	121,526
United Arab Emirates 0.0%		98,875
Emirates Telecommunications Group Company PJSC	19,179	98,875
United Kingdom 3.6%		8,544,656
Diageo PLC	70,403	1,706,403
Reckitt Benckiser Group PLC	31,705	2,376,165
Rightmove PLC	44,111	476,025
St. James’s Place PLC	165,025	2,840,235
Unilever PLC	19,602	1,145,828
United States 68.1%		160,729,699
Adobe, Inc. (A)	10,797	3,861,979
Akamai Technologies, Inc. (A)	17,687	1,349,695
Alphabet, Inc., Class A	60,366	11,584,235
Amgen, Inc.	5,619	1,658,167
Apple, Inc.	3,077	638,693
Arista Networks, Inc. (A)	21,489	2,647,875
Assurant, Inc.	4,605	862,517
Automatic Data Processing, Inc.	19,712	6,100,864
AutoZone, Inc. (A)	614	2,313,785
Baxter International, Inc.	43,507	946,712
Becton, Dickinson and Company	14,481	2,581,238
Booking Holdings, Inc.	653	3,594,151
Broadcom, Inc.	10,383	3,049,487
Cadence Design Systems, Inc. (A)	8,038	2,930,414
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	4

	Shares	Value
United States (continued)
Cboe Global Markets, Inc.	1,686	$406,393
Centene Corp. (A)	16,107	419,909
Cisco Systems, Inc.	86,317	5,876,461
Colgate-Palmolive Company	22,213	1,862,560
Comcast Corp., Class A	53,970	1,793,423
Crown Holdings, Inc.	18,644	1,852,468
CVS Health Corp.	26,158	1,624,412
eBay, Inc.	44,429	4,076,361
Elevance Health, Inc.	3,432	971,531
Essential Utilities, Inc.	14,492	533,306
Eversource Energy	13,891	918,195
Fastenal Company	9,909	457,102
Ferguson Enterprises, Inc.	5,770	1,288,614
Fiserv, Inc. (A)	5,341	742,079
Fortinet, Inc. (A)	35,772	3,573,623
Global Payments, Inc.	18,642	1,490,428
Globe Life, Inc.	3,491	490,381
Howmet Aerospace, Inc.	10,298	1,851,271
Intuit, Inc.	5,316	4,173,751
Johnson & Johnson	23,558	3,880,945
Labcorp Holdings, Inc.	11,172	2,905,614
Marsh & McLennan Companies, Inc.	15,424	3,072,461
Mastercard, Inc., Class A	5,616	3,181,296
McDonald’s Corp.	7,267	2,180,609
McKesson Corp.	3,901	2,705,500
Merck & Company, Inc.	8,159	637,381
Meta Platforms, Inc., Class A	5,430	4,199,779
Microsoft Corp.	23,299	12,430,018
Monster Beverage Corp. (A)	50,743	2,981,151
Moody’s Corp.	1,885	972,151
MSCI, Inc.	6,557	3,680,838
NextEra Energy, Inc.	15,978	1,135,397
NVIDIA Corp.	7,077	1,258,786
Paychex, Inc.	23,501	3,391,899
PayPal Holdings, Inc. (A)	58,033	3,990,349
PepsiCo, Inc.	11,273	1,554,772
Pfizer, Inc.	50,324	1,172,046
Qualcomm, Inc.	5,554	815,105
Reinsurance Group of America, Inc.	1,733	333,516
Ross Stores, Inc.	4,333	591,628
S&P Global, Inc.	2,472	1,362,319
Stryker Corp.	4,593	1,803,809
Synopsys, Inc. (A)	2,213	1,401,869
Sysco Corp.	26,617	2,118,713
5	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Texas Roadhouse, Inc.	1,429	$264,551
The Cigna Group	8,363	2,236,099
The Coca-Cola Company	68,935	4,679,997
The TJX Companies, Inc.	13,077	1,628,479
Uber Technologies, Inc. (A)	35,166	3,085,817
Verizon Communications, Inc.	24,081	1,029,704
Visa, Inc., Class A	10,450	3,610,162
W.W. Grainger, Inc.	1,432	1,488,621

Waste Management, Inc.	1,860	426,238
Preferred securities 0.1%		$121,754
(Cost $88,709)
Brazil 0.1%		121,754
Banco Bradesco SA	43,900	121,754

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 6.1%				$14,466,767
(Cost $14,205,416)
U.S. Government 6.1%				14,466,767
U.S. Treasury
Bond (D)	4.500	02-15-36	2,025,500	2,055,408
Note (D)	1.250	08-15-31	900,200	765,486
Note	1.875	02-15-32	837,000	730,250
Note	2.875	05-15-32	1,300,000	1,203,871
Note	3.375	05-15-33	969,400	915,969
Note (D)	3.875	08-15-34	1,290,700	1,248,651
Note	4.000	02-15-34	2,173,700	2,131,669
Note (D)	4.125	11-15-32	1,509,800	1,506,438
Note	4.250	11-15-34	1,136,300	1,129,198
Note	4.375	05-15-34	251,900	253,425
Note	4.500	11-15-33	1,821,200	1,853,498
Note (D)	4.625	02-15-35	658,600	672,904

Total investments (Cost $167,592,220) 95.3%	$224,782,272
Other assets and liabilities, net 4.7%	11,160,295
Total net assets 100.0%	$235,942,567

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	6

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 7-31-25:
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%
TOTAL	100.0%
7	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	821	Long	Sep 2025	$90,644,199	$91,182,313	$538,114
Australian 10-Year Bond Futures	108	Long	Sep 2025	7,868,520	7,885,396	16,876
Euro-Bund Futures	50	Long	Sep 2025	7,457,804	7,393,269	(64,535)
ASX SPI 200 Index Futures	14	Short	Sep 2025	(1,921,375)	(1,944,944)	(23,569)
Euro STOXX 50 Index Futures	100	Short	Sep 2025	(6,057,376)	(6,081,459)	(24,083)
FTSE 100 Index Futures	42	Short	Sep 2025	(4,915,045)	(5,051,426)	(136,381)
Mini MSCI Emerging Markets Index Futures	117	Short	Sep 2025	(7,052,747)	(7,241,715)	(188,968)
Nikkei 225 Mini Index Futures	96	Short	Sep 2025	(2,442,159)	(2,594,801)	(152,642)
S&P 500 E-Mini Index Futures	84	Short	Sep 2025	(25,421,137)	(26,771,850)	(1,350,713)
S&P Mid 400 E-Mini Index Futures	28	Short	Sep 2025	(8,534,077)	(8,862,280)	(328,203)
						$(1,714,104)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,780,000	JPY	349,423,742	BOA	8/13/2025	$110,096	—
AUD	8,382,514	JPY	789,413,143	GSI	8/13/2025	147,682	—
AUD	4,877,000	JPY	450,649,779	JPM	8/13/2025	143,248	—
AUD	267,000	NZD	292,118	BOA	8/13/2025	—	$(528)
AUD	9,056,000	NZD	9,892,741	JPM	8/13/2025	—	(8,932)
AUD	305,000	SEK	1,875,648	GSI	8/13/2025	4,324	—
AUD	162,000	USD	105,901	BARC	8/13/2025	—	(1,774)
AUD	439,441	USD	286,068	BNP	8/13/2025	—	(3,613)
AUD	359,714	USD	235,222	BOA	8/13/2025	—	(4,012)
AUD	75,467	USD	49,275	GSI	8/13/2025	—	(768)
AUD	129,000	USD	83,414	JPM	8/13/2025	—	(498)
CAD	57,895	AUD	65,000	BARC	8/13/2025	24	—
CAD	4,959,938	JPY	524,512,796	BNP	8/13/2025	99,508	—
CAD	4,513,000	JPY	470,166,008	BOA	8/13/2025	137,560	—
CAD	14,242,000	NOK	105,316,102	JPM	8/13/2025	96,235	—
CAD	569,218	USD	416,873	BARC	8/13/2025	—	(5,871)
CAD	14,165	USD	10,314	BNP	8/13/2025	—	(87)
CAD	1,055,656	USD	774,003	BOA	8/13/2025	—	(11,769)
CAD	11,524	USD	8,433	GSI	8/13/2025	—	(112)
CAD	955,768	USD	687,747	JPM	8/13/2025	2,363	—
CHF	117,935	USD	145,583	BARC	8/13/2025	—	(218)
CHF	151,913	USD	187,685	BOA	8/13/2025	—	(439)
CHF	36,400	USD	44,960	GSI	8/13/2025	—	(93)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	8

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	1,005,854	USD	1,248,880	JPM	8/13/2025	—	$(9,076)
DKK	17,547,203	USD	2,720,016	BOA	8/13/2025	—	(35,365)
DKK	5,536,139	USD	857,495	GSI	8/13/2025	—	(10,488)
DKK	4,233,721	USD	650,590	JPM	8/13/2025	—	(2,848)
EUR	117,000	AUD	205,517	BARC	8/21/2025	$1,558	—
EUR	118,000	CAD	188,384	BARC	8/13/2025	—	(1,277)
EUR	146,000	CAD	228,911	JPM	8/13/2025	1,433	—
EUR	34,695	DKK	258,700	BOA	8/13/2025	38	—
EUR	1,085,000	JPY	179,241,612	BARC	8/13/2025	49,132	—
EUR	376,000	JPY	60,980,366	BOA	8/13/2025	24,559	—
EUR	20,000	NOK	233,353	BARC	8/13/2025	266	—
EUR	64,000	NZD	122,388	BARC	8/21/2025	978	—
EUR	27,733,289	USD	31,989,280	BARC	8/13/2025	—	(320,484)
EUR	2,418,196	USD	2,798,507	BNP	8/13/2025	—	(37,156)
EUR	845,562	USD	971,884	BOA	8/13/2025	—	(6,332)
EUR	6,678,309	USD	7,484,918	GSI	8/13/2025	141,079	—
EUR	1,019,984	USD	1,176,399	JPM	8/13/2025	—	(11,673)
GBP	58,000	SEK	758,328	BARC	8/21/2025	—	(942)
GBP	19,231,000	SEK	248,611,073	BOA	8/21/2025	—	(23,159)
GBP	90,000	SEK	1,164,078	GSI	8/21/2025	—	(169)
GBP	128,997	USD	174,997	BARC	8/13/2025	—	(4,621)
GBP	119,559	USD	159,557	BNP	8/13/2025	—	(1,646)
GBP	74,000	USD	100,368	BOA	8/13/2025	—	(2,631)
GBP	31,830	USD	43,643	GSI	8/13/2025	—	(1,603)
GBP	475,927	USD	642,504	JPM	8/13/2025	—	(13,911)
JPY	9,125,104	AUD	97,000	BARC	8/13/2025	—	(1,774)
JPY	22,319,068	CAD	209,000	BOA	8/13/2025	—	(2,750)
JPY	56,538,151	EUR	345,000	GSI	8/13/2025	—	(18,648)
JPY	8,336,619	GBP	43,000	BARC	8/13/2025	—	(1,453)
JPY	21,009,564	GBP	109,000	GSI	8/13/2025	—	(4,500)
JPY	1,598,652,088	NOK	112,154,000	BNP	8/21/2025	—	(227,261)
JPY	54,434,633	NOK	3,790,000	BOA	8/21/2025	—	(4,945)
JPY	275,263,075	SEK	17,952,000	BOA	8/21/2025	—	(7,000)
JPY	71,888,386	USD	499,247	BARC	8/13/2025	—	(22,040)
JPY	39,139,560	USD	271,695	BNP	8/13/2025	—	(11,880)
JPY	4,332,488,354	USD	29,638,494	BOA	8/13/2025	—	(878,717)
JPY	16,087,601	USD	112,325	GSI	8/13/2025	—	(5,533)
JPY	203,304,739	USD	1,408,025	JPM	8/13/2025	—	(58,454)
NOK	34,420,700	GBP	2,525,750	BARC	8/21/2025	—	(6,557)
NOK	103,015,702	GBP	7,577,250	GSI	8/21/2025	—	(43,506)
NOK	668,000	JPY	9,410,984	BOA	8/21/2025	2,089	—
NOK	972,000	SEK	914,828	BOA	8/13/2025	513	—
9	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	3,656,404	USD	359,000	BARC	8/13/2025	—	$(5,318)
NOK	1,402,969	USD	137,000	BOA	8/13/2025	—	(1,292)
NOK	6,406,399	USD	614,758	GSI	8/13/2025	$4,929	—
NZD	444,957	AUD	407,000	BOA	8/13/2025	609	—
NZD	29,127,921	AUD	27,036,000	JPM	8/13/2025	—	(212,652)
NZD	13,290,000	CAD	10,972,572	BARC	8/13/2025	—	(90,968)
NZD	91,709	EUR	48,000	BOA	8/21/2025	—	(782)
NZD	112,000	JPY	9,559,256	BOA	8/13/2025	2,545	—
NZD	4,028,689	USD	2,428,169	BARC	8/13/2025	—	(54,076)
NZD	4,070,000	USD	2,447,111	BOA	8/13/2025	—	(48,674)
SEK	1,579,980	CAD	225,000	BOA	8/13/2025	—	(965)
SEK	1,072,799	EUR	98,000	BARC	8/21/2025	—	(2,255)
SEK	2,647,631	EUR	237,000	GSI	8/21/2025	—	(11)
SEK	1,132,928	GBP	88,000	BARC	8/21/2025	—	(375)
SEK	3,469,638	GBP	267,000	BOA	8/21/2025	2,159	—
SEK	2,287,852	GBP	176,000	GSI	8/21/2025	1,500	—
SEK	1,103,447	NOK	1,181,000	GSI	8/13/2025	—	(1,450)
SEK	802,678	NOK	859,000	BARC	8/21/2025	—	(1,006)
SEK	793,594	NOK	838,000	BOA	8/21/2025	96	—
SEK	601,907	NZD	104,000	BOA	8/13/2025	237	—
SEK	37,561,630	USD	3,857,549	GSI	8/13/2025	—	(18,224)
USD	552,073	AUD	847,166	BARC	8/13/2025	7,549	—
USD	15,954	AUD	24,750	BNP	8/13/2025	45	—
USD	231,105	AUD	354,722	BOA	8/13/2025	3,104	—
USD	14,891,444	AUD	23,211,196	GSI	8/13/2025	—	(27,762)
USD	1,557,026	CAD	2,135,274	BARC	8/13/2025	15,257	—
USD	8,594,102	CAD	11,964,217	GSI	8/13/2025	—	(44,631)
USD	349,776	CAD	486,112	JPM	8/13/2025	—	(1,221)
USD	2,399,687	CHF	1,971,472	BARC	8/13/2025	—	(30,327)
USD	74,643	CHF	60,000	BNP	8/13/2025	688	—
USD	64,664	CHF	50,976	BOA	8/13/2025	1,832	—
USD	2,333,565	CHF	1,859,173	GSI	8/13/2025	41,969	—
USD	6,209,315	DKK	41,336,600	BARC	8/13/2025	—	(115,018)
USD	2,247,060	DKK	14,518,376	BOA	8/13/2025	25,807	—
USD	1,155,420	EUR	997,655	BARC	8/13/2025	16,192	—
USD	1,272,914	EUR	1,098,536	BNP	8/13/2025	18,490	—
USD	607,384	EUR	521,682	BOA	8/13/2025	11,672	—
USD	59,875,192	EUR	53,479,695	GSI	8/13/2025	—	(1,193,565)
USD	858,496	EUR	754,559	JPM	8/13/2025	—	(3,139)
USD	11,245,279	GBP	8,523,215	BARC	8/13/2025	—	(11,974)
USD	61,103	GBP	45,250	BNP	8/13/2025	1,338	—
USD	1,057,585	GBP	786,225	BOA	8/13/2025	19,158	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	10

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	95,336	GBP	70,090	GSI	8/13/2025	$2,763	—
USD	8,225	GBP	6,021	JPM	8/13/2025	272	—
USD	609,544	JPY	87,944,257	BARC	8/13/2025	25,756	—
USD	148,797	JPY	21,389,991	BNP	8/13/2025	6,807	—
USD	4,126,564	JPY	603,615,366	BOA	8/13/2025	119,665	—
USD	73,271	JPY	10,440,000	GSI	8/13/2025	3,969	—
USD	50,832	JPY	7,272,214	JPM	8/13/2025	2,558	—
USD	592,000	NOK	6,014,799	BARC	8/13/2025	10,192	—
USD	8,672,117	NZD	14,689,441	BOA	8/13/2025	15,681	—
USD	620,000	SEK	5,892,312	GSI	8/13/2025	17,723	—
						$1,343,247	$(3,682,798)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 7-31-25, the aggregate cost of investments for federal income tax purposes was $169,760,076. Net unrealized appreciation aggregated to $50,968,541, of which $62,406,358 related to gross unrealized appreciation and $11,437,817 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
11	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 7-31-25

Assets
Unaffiliated investments, at value (Cost $167,592,220)	$224,782,272
Unrealized appreciation on forward foreign currency contracts	1,343,247
Receivable for futures variation margin	446,028
Cash	6,658,515
Foreign currency, at value (Cost $635,337)	630,304
Collateral held at broker for futures contracts	5,301,140
Dividends and interest receivable	650,174
Receivable for fund shares sold	187,153
Receivable for investments sold	1,236,306
Other assets	42,166
Total assets	241,277,305
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,682,798
Payable for investments purchased	1,238,956
Payable for fund shares repurchased	215,479
Payable to affiliates
Accounting and legal services fees	7,226
Transfer agent fees	9,507
Distribution and service fees	160
Trustees’ fees	712
Other liabilities and accrued expenses	179,900
Total liabilities	5,334,738
Net assets	$235,942,567
Net assets consist of
Paid-in capital	$725,536,036
Total distributable earnings (loss)	(489,593,469)
Net assets	$235,942,567
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	12

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($24,887,804 ÷ 2,450,173 shares)[1]	$10.16
Class C ($1,440,586 ÷ 148,279 shares)[1]	$9.72
Class I ($73,384,671 ÷ 7,073,713 shares)	$10.37
Class R2 ($889,372 ÷ 88,096 shares)	$10.10
Class R6 ($26,008,961 ÷ 2,494,688 shares)	$10.43
Class NAV ($109,331,173 ÷ 10,478,491 shares)	$10.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 7-31-25

Investment income
Dividends	$4,624,304
Interest	906,299
Less foreign taxes withheld	(148,977)
Total investment income	5,381,626
Expenses
Investment management fees	2,931,678
Distribution and service fees	116,849
Accounting and legal services fees	53,307
Transfer agent fees	170,217
Trustees’ fees	8,032
Custodian fees	100,171
State registration fees	85,121
Printing and postage	37,657
Professional fees	163,375
Other	41,023
Total expenses	3,707,430
Less expense reductions	(24,037)
Net expenses	3,683,393
Net investment income	1,698,233
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	41,473,419
Futures contracts	(2,990,637)
Forward foreign currency contracts	(2,869,191)
35,613,591
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(20,123,775)
Futures contracts	(2,860,657)
Forward foreign currency contracts	(3,526,849)
(26,511,281)
Net realized and unrealized gain	9,102,310
Increase in net assets from operations	$10,800,543
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	14

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 7-31-25	Year ended 7-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,698,233	$2,874,721
Net realized gain	35,613,591	7,433,453
Change in net unrealized appreciation (depreciation)	(26,511,281)	1,185,269
Increase in net assets resulting from operations	10,800,543	11,493,443
Distributions to shareholders
From earnings
Class A	(540,260)	—
Class C	(15,623)	—
Class I	(2,494,405)	—
Class R2	(14,843)	—
Class R6	(588,013)	—
Class NAV	(1,889,313)	—
Total distributions	(5,542,457)	—
From fund share transactions	(102,169,928)	(160,914,483)
Total decrease	(96,911,842)	(149,421,040)
Net assets
Beginning of year	332,854,409	482,275,449
End of year	$235,942,567	$332,854,409
15	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.05	$9.75	$9.93	$10.12	$9.06
Net investment income[1]	0.03	0.05	0.05	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.24	0.25	0.07	(0.25)	1.09
Total from investment operations	0.27	0.30	0.12	(0.19)	1.11
Less distributions
From net investment income	(0.16)	—	(0.30)	—	(0.05)
Net asset value, end of period	$10.16	$10.05	$9.75	$9.93	$10.12
Total return (%)[2,3]	2.57	3.18	1.34	(1.88)	12.27
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$37	$41	$44	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	1.62	1.55	1.57	1.59
Expenses including reductions	1.61	1.61	1.54	1.56	1.58
Net investment income	0.28	0.47	0.49	0.65	0.24
Portfolio turnover (%)	66	47	59	59	57

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	16

CLASS C SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$9.57	$9.38	$9.57	$9.82	$8.81
Net investment loss[1]	(0.04)	(0.03)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.28	0.22	0.07	(0.24)	1.06
Total from investment operations	0.24	0.19	0.04	(0.25)	1.01
Less distributions
From net investment income	(0.09)	—	(0.23)	—	—
Net asset value, end of period	$9.72	$9.57	$9.38	$9.57	$9.82
Total return (%)[2,3]	2.47	2.45	0.63	(2.54)	11.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$6	$12	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32	2.32	2.25	2.27	2.29
Expenses including reductions	2.31	2.31	2.24	2.26	2.28
Net investment loss	(0.39)	(0.29)	(0.29)	(0.12)	(0.52)
Portfolio turnover (%)	66	47	59	59	57

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
17	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.27	$9.92	$10.10	$10.27	$9.19
Net investment income[1]	0.06	0.08	0.08	0.10	0.05
Net realized and unrealized gain (loss) on investments	0.23	0.27	0.07	(0.27)	1.10
Total from investment operations	0.29	0.35	0.15	(0.17)	1.15
Less distributions
From net investment income	(0.19)	—	(0.33)	—	(0.07)
Net asset value, end of period	$10.37	$10.27	$9.92	$10.10	$10.27
Total return (%)[2]	2.82	3.42	1.73	(1.66)	12.64
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$159	$201	$215	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	1.32	1.25	1.27	1.29
Expenses including reductions	1.31	1.31	1.24	1.26	1.28
Net investment income	0.54	0.76	0.79	0.94	0.52
Portfolio turnover (%)	66	47	59	59	57

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	18

CLASS R2 SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.00	$9.69	$9.87	$10.07	$9.01
Net investment income[1]	0.03	0.04	0.05	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.22	0.27	0.07	(0.26)	1.08
Total from investment operations	0.25	0.31	0.12	(0.20)	1.10
Less distributions
From net investment income	(0.15)	—	(0.30)	—	(0.04)
Net asset value, end of period	$10.10	$10.00	$9.69	$9.87	$10.07
Total return (%)[2]	2.55	3.20	1.34	(1.99)	12.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65	1.63	1.55	1.60	1.62
Expenses including reductions	1.64	1.63	1.54	1.59	1.62
Net investment income	0.30	0.45	0.47	0.58	0.21
Portfolio turnover (%)	66	47	59	59	57

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
19	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.34	$9.98	$10.15	$10.31	$9.23
Net investment income[1]	0.08	0.09	0.08	0.12	0.06
Net realized and unrealized gain (loss) on investments	0.21	0.27	0.09	(0.28)	1.10
Total from investment operations	0.29	0.36	0.17	(0.16)	1.16
Less distributions
From net investment income	(0.20)	—	(0.34)	—	(0.08)
Net asset value, end of period	$10.43	$10.34	$9.98	$10.15	$10.31
Total return (%)[2]	3.02	3.51	1.74	(1.55)	12.70
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$31	$134	$227	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.21	1.14	1.16	1.19
Expenses including reductions	1.21	1.20	1.13	1.15	1.18
Net investment income	0.72	0.85	0.81	1.15	0.64
Portfolio turnover (%)	66	47	59	59	57

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	20

CLASS NAV SHARES Period ended	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.33	$9.97	$10.15	$10.31	$9.23
Net investment income[1]	0.08	0.09	0.09	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.22	0.27	0.07	(0.27)	1.11
Total from investment operations	0.30	0.36	0.16	(0.16)	1.17
Less distributions
From net investment income	(0.20)	—	(0.34)	—	(0.09)
Net asset value, end of period	$10.43	$10.33	$9.97	$10.15	$10.31
Total return (%)[2]	2.93	3.61	1.74	(1.46)	12.73
Ratios and supplemental data
Net assets, end of period (in millions)	$109	$103	$100	$82	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.20	1.13	1.15	1.17
Expenses including reductions	1.20	1.20	1.12	1.14	1.17
Net investment income	0.74	0.89	0.93	1.13	0.65
Portfolio turnover (%)	66	47	59	59	57

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
21	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	22

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$590,006	$590,006	—	—
China	4,474,219	1,170,268	$3,303,951	—
Denmark	4,152,975	—	4,152,975	—
France	6,100,448	—	6,100,448	—
Germany	2,300,513	—	2,300,513	—
Hong Kong	143,012	—	143,012	—
Hungary	78,779	—	78,779	—
India	114,410	—	114,410	—
Indonesia	313,174	—	313,174	—
Ireland	3,734,808	3,734,808	—	—
Japan	1,899,096	—	1,899,096	—
23	JOHN HANCOCK Multi-Asset Absolute Return Fund |

	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mexico	$1,046,929	$1,046,929	—	—
Netherlands	848,288	—	$848,288	—
Philippines	16,712	—	16,712	—
South Africa	536,098	—	536,098	—
South Korea	2,604,567	42,738	2,561,829	—
Spain	2,696,316	—	2,696,316	—
Switzerland	3,735,906	593,535	3,142,371	—
Taiwan	5,119,994	3,262,353	1,857,641	—
Thailand	314,271	—	314,271	—
United Arab Emirates	98,875	—	98,875	—
United Kingdom	8,544,656	—	8,544,656	—
United States	160,729,699	160,729,699	—	—
Preferred securities	121,754	121,754	—	—
U.S. Government and Agency obligations	14,466,767	—	14,466,767	—
Total investments in securities	$224,782,272	$171,292,090	$53,490,182	—
Derivatives:
Assets
Futures	$554,990	$554,990	—	—
Forward foreign currency contracts	1,343,247	—	$1,343,247	—
Liabilities
Futures	(2,269,094)	(2,269,094)	—	—
Forward foreign currency contracts	(3,682,798)	—	(3,682,798)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	24

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended July 31, 2025 were $735.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2025, the fund has a short-term capital loss carryforward of $540,527,073 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
25	JOHN HANCOCK Multi-Asset Absolute Return Fund |

The tax character of distributions for the years ended July 31, 2025 and 2024 was as follows:
	July 31, 2025	July 31, 2024
Ordinary income	$5,542,457	—
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of July 31, 2025, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, derivative transactions and investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	26

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended July 31, 2025, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $165.0 million to $279.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended July 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $345.2 million to $425.8 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at July 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$554,990	$(64,535)
Equity	Receivable/payable for futures variation margin[1]	Futures	—	(2,204,559)
27	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$1,343,247	$(3,682,798)
			$1,898,237	$(5,951,892)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$1,369,516	—	$1,369,516
Currency	—	$(2,869,191)	(2,869,191)
Equity	(4,360,153)	—	(4,360,153)
Total	$(2,990,637)	$(2,869,191)	$(5,859,828)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(2,040,724)	—	$(2,040,724)
Currency	—	$(3,526,849)	(3,526,849)
Equity	(819,933)	—	(819,933)
Total	$(2,860,657)	$(3,526,849)	$(6,387,506)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	28

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended July 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended July 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,715
Class C	144
Class I	9,789
Class R2	77
Class	Expense reduction
Class R6	$2,549
Class NAV	8,763
Total	$24,037

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended July 31, 2025, were equivalent to a net annual effective rate of 1.03% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended July 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
29	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,805 for the year ended July 31, 2025. Of this amount, $280 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,525 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended July 31, 2025, CDSCs received by the Distributor amounted to $48 and $89 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended July 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$95,927	$36,262
Class C	16,982	1,925
Class I	—	130,587
Class R2	3,940	43
Class R6	—	1,400
Total	$116,849	$170,217
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
| JOHN HANCOCK Multi-Asset Absolute Return Fund	30

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$6,800,000	1	4.865%	$(919)
Note 6—Fund share transactions
Transactions in fund shares for the years ended July 31, 2025 and 2024 were as follows:
	Year Ended 7-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	145,224	$1,493,245	575,752	$5,672,468
Distributions reinvested	51,845	524,674	—	—
Repurchased	(1,392,073)	(14,375,138)	(1,150,402)	(11,313,455)
Net decrease	(1,195,004)	$(12,357,219)	(574,650)	$(5,640,987)
Class C shares
Sold	14,830	$146,734	28,793	$269,556
Distributions reinvested	1,559	15,156	—	—
Repurchased	(63,746)	(623,726)	(471,019)	(4,452,273)
Net decrease	(47,357)	$(461,836)	(442,226)	$(4,182,717)
Class I shares
Sold	627,637	$6,578,748	2,474,519	$24,723,505
Distributions reinvested	231,446	2,388,521	—	—
Repurchased	(9,263,388)	(97,569,117)	(7,235,560)	(72,686,629)
Net decrease	(8,404,305)	$(88,601,848)	(4,761,041)	$(47,963,124)
Class R2 shares
Sold	21,009	$219,584	8,743	$85,105
Distributions reinvested	1,349	13,564	—	—
Repurchased	(18,563)	(189,248)	(18,946)	(186,909)
Net increase (decrease)	3,795	$43,900	(10,203)	$(101,804)
Class R6 shares
Sold	253,654	$2,669,774	535,692	$5,375,960
Distributions reinvested	29,423	304,825	—	—
Repurchased	(820,800)	(8,610,658)	(10,885,555)	(108,242,867)
Net decrease	(537,723)	$(5,636,059)	(10,349,863)	$(102,866,907)
31	JOHN HANCOCK Multi-Asset Absolute Return Fund |

	Year Ended 7-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,031,709	$31,799,475	994,438	$10,147,360
Distributions reinvested	182,190	1,889,313	—	—
Repurchased	(2,724,985)	(28,845,654)	(1,020,001)	(10,306,304)
Net increase (decrease)	488,914	$4,843,134	(25,563)	$(158,944)
Total net decrease	(9,691,680)	$(102,169,928)	(16,163,546)	$(160,914,483)
Affiliates of the fund owned 100% of shares of Class NAV on July 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $120,524,596 and $235,954,672, respectively, for the year ended July 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $56,628,539 and $51,656,398, respectively, for the year ended July 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At July 31, 2025, funds within the John Hancock group of funds complex held 46.3% of the fund’s net assets. The following fund had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	46.3%
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset Absolute Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset Absolute Return Fund (the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 5, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
33	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	34

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Nordea Investment Management North America, Inc. (the Subadvisor) for John Hancock Multi-Asset Absolute Return Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27 – May 29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
35	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	36

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended December 31, 2024. The Board also noted that the fund underperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate. The Board noted that the fund’s previous subadvisor was replaced in August 2019 and, as a result, the fund’s longer term performance in part reflects that of the previous subadvisor.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets
37	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	38

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
39	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the fund were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	40

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
41	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4715679	395A 7/25
9/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	September 5, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	September 5, 2025